RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Schedule of list of related party

Name of related parties	Relationship with the Company
Single largest shareholder and its subsidiaries
Guangzhou Railway Group	Single largest shareholder
Guangzhou Railway Group YangCheng Railway Enterprise Development Company	Subsidiary of the single largest shareholder
Guangdong Railway Company Limited.	Subsidiary of the single largest shareholder
GIDC	Subsidiary of the single largest shareholder
Guangzhou Railway Material Supply Company	Subsidiary of the single largest shareholder
Guangzhou Railway Station Service Centre	Subsidiary of the single largest shareholder
Guangzhou Yuetie Operational Development Company	Subsidiary of the single largest shareholder
Guangzhou Railway Rolling Stock Works Company Limited	Subsidiary of the single largest shareholder
Guangdong Tieqing International Travel Agency Company Limited	Subsidiary of the single largest shareholder
Xiashen Railway Guangdong Company Limited	Subsidiary of the single largest shareholder
Guangzhou Railway Real Estate Construction Engineering Co., Ltd.	Subsidiary of the single largest shareholder
Guangdong Yuetong Railway Logistics Company Limited	Subsidiary of the single largest shareholder
Sanmao Railway Company Xiaotangxi Freight Field Service Company	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Anmao Railway Consulting Construction Company Limited	Subsidiary of the single largest shareholder
Guangzhou Beiyang Information Technology Company Limited	Subsidiary of the single largest shareholder
Hunan Railway Lianchuang Technology Development Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Northeast Freight Car Outer Winding Railway Co., Ltd.	Subsidiary of the single largest shareholder
Hunan Changtie Loading & Unloading Co., Ltd.	Subsidiary of the single largest shareholder
Guangzhou Ruiwei Econonmy Development Co., Ltd	Subsidiary of the single largest shareholder
Guangzhou Railway Technology Development Surveying Co., Ltd.	Subsidiary of the single largest shareholder

Schedule of associates of Group

Associates of the Group
Tiecheng	Associate of the Group
Shentu	Associate of the Group

CSRG [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CSRG Group (i)	69,958	57,349	138,219
Revenue collected by CSRG for services provided to CSRG Group (ii)	2,479,015	2,105,206	2,275,132
Revenue from railway operation service provided to CSRG Group (iii)	2,392,333	2,214,460	2,232,346

	4,941,306	4,377,015	4,645,697

Other services
Provision of repairing services for cargo trucks to CSRG Group (ii)	370,990	436,955	470,143
Sales of materials and supplies to CSRG Group (iv)	8,330	—	—
Provision of apartment leasing services to CSRG Group (iv)	574	456	2,064
Others	—	887	607

	379,894	438,298	472,814

Services received and purchases made
Transportation related services
Provision of train transportation services by CSRG Group (i)(vi)	37,408	18,872	58,121
Cost settled by CSRG for services provided by CSRG Group (ii) (vi)	2,107,765	1,506,541	1,769,170

	2,145,173	1,525,413	1,827,291

Other services
Provision of repair and maintenance services by CSRG Group (iv)	29,066	28,928	28,185
Purchase of materials and supplies from CSRG Group (iv)	23,968	12,362	3,203
Provision of construction services by CSRG Group (v)	23,636	2,662	—

	76,670	43,952	31,388

(i)	The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

Schedule of revenues collected and settled through the CSRG

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
- Passenger transportation	7,475,003	3,769,231	6,054,100
- Freight transportation	1,740,907	1,456,605	1,701,842
- Other transportation related services	74,870	24,048	8,488

	9,290,780	5,249,884	7,764,430

Schedule of material balances

	2020	2021
	RMB’000	RMB’000
Due from CSRG Group
- Trade receivables	1,101,951	783,707
- Other receivables	183,021	87,251

Due to CSRG Group
- Trade payables and payables for fixed assets and construction-in-progress	71,082	114,481
- Other payables	4,564	91,737

Guangzhou Railway Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Schedule of material transactions

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	2,060,518	2,345,512	3,323,844
Revenue collected by CSRG for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,563,191	1,332,346	1,325,614
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	812,470	842,350	865,220

	4,436,179	4,520,208	5,514,678

Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	45,642	34,705	89,042

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)(vi)	774,291	753,288	796,142
Cost settled by CSRG for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	2,194,467	1,985,768	2,896,222
	2,968,758	2,739,056	3,692,364
Other services
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	441,719	297,809	311,080
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (iv)	623,433	722,487	770,683
Provision of construction services by Guangzhou Railway Group and its subsidiaries (v)	363,424	285,616	172,592

	1,428,576	1,305,912	1,254,355

(i)	The service charges are determined based on a pricing scheme set by the CSRG or based on negotiation between the contracting parties with reference to actual costs incurred.

Schedule of material balances

	2020	2021
	RMB’000	RMB’000
Trade receivables	1,853,846	2,881,069
- Guangzhou Railway Group (i)	208,024	600,042
- Subsidiaries of Guangzhou Railway Group (i)	1,645,822	2,281,027
- Associates	—	—
Less: Provision for impairment	(24,099)	(16,028)

	1,829,747	2,865,041

Prepayments and other receivables	59,580	83,808
- Guangzhou Railway Group	431	1,944
- Subsidiaries of Guangzhou Railway Group	59,070	81,790
- Associates	79	74
Less: Provision for impairment	(51)	(62)

	59,529	83,746

Prepayments for fixed assets and construction-in-progress	—	7,270
- Subsidiaries of Guangzhou Railway Group (ii)	—	7,270
- Associates	—	—
Trade and bill payables	1,243,372	1,882,872
- Guangzhou Railway Group (i)	67,889	71,414
- Subsidiaries of Guangzhou Railway Group (ii)	1,145,025	1,730,317
- Associates	30,458	81,141
Payables for fixed assets and construction-in-progress	876,031	1,038,742
- Guangzhou Railway Group	111,799	334,313
- Subsidiaries of Guangzhou Railway Group	342,123	326,023
- Associates	422,109	378,406
Contract liabilities	436	4,346
- Subsidiaries of Guangzhou Railway Group	297	3,940
- Associates	139	406
Accruals and other payables	443,754	495,930
- Guangzhou Railway Group	4,379	8,600
- Subsidiaries of Guangzhou Railway Group (iii)	426,821	468,064
- Associates (iv)	12,554	19,266

(i)
The trade balances due from/to Guangzhou Railway Group, subsidiaries of Guangzhou Railway Group mainly represent service fees and charges payable and receivable balances arising from the provision of passenger transportation and cargo forwarding businesses jointly with these related parties within the PRC.